Analysis of cash flows (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Analysis of Cash Flows

The following tables analyse the items included within the main cash flow headings on page F-13.

Net cash from operating activities:

	2018 £m	2017 £m	2016 £m
Profit for the year	1,139.4	1,912.3	1,501.6
Taxation	323.9	197.0	388.9
Revaluation of financial instruments	(172.9)	(262.2)	48.3
Finance costs	289.3	269.8	254.5
Finance income	(104.8)	(95.2)	(80.4)
Share of results of associates	(43.5)	(113.5)	(49.8)
Adjustments for:
Non-cash share-based incentive plans (including share options)	84.8	105.0	106.5
Depreciation of property, plant and equipment	225.1	230.7	220.8
Impairment of goodwill	183.9	27.1	27.0
Amortisation and impairment of acquired intangible assets	280.0	195.1	168.4
Amortisation of other intangible assets	38.7	36.3	38.6
Investment write-downs	2.0	95.9	86.1
Gains on disposal of investments and subsidiaries	(235.5)	(129.0)	(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(2.0)	0.3	(232.4)
Losses on sale of property, plant and equipment	0.6	1.1	0.8
Increase in trade receivables and accrued income	(298.9)	(90.4)	(70.4)
Increase/(decrease) in trade payables and deferred income	500.9	(170.8)	188.7
(Increase)/decrease in other receivables	(52.9)	(110.6)	77.4
Decrease in other payables – short-term	(31.8)	(122.8)	(303.7)
Increase in other payables – long-term	0.4	20.1	4.5
Increase/(decrease) in provisions	48.0	(57.3)	(47.8)
Corporation and overseas tax paid	(383.6)	(424.7)	(414.2)
Interest and similar charges paid	(252.8)	(246.6)	(242.1)
Interest received	90.4	76.9	73.9
Investment income	15.4	16.8	12.5
Dividends from associates	49.7	46.8	60.4
Net cash inflow from operating activities	1,693.8	1,408.1	1,773.8

Acquisitions and disposals:

	2018 £m	2017 £m	2016 £m
Initial cash consideration	(126.7)	(214.8)	(424.1)
Cash and cash equivalents acquired (net)[1]	(3.8)	28.9	57.3
Earnout payments	(120.2)	(199.1)	(92.3)
Purchase of other investments (including associates)	(48.1)	(92.5)	(260.2)
Acquisitions	(298.8)	(477.5)	(719.3)
Proceeds on disposal of investments and subsidiaries[2]	849.0	296.0	80.5
Acquisitions and disposals	550.2	(181.5)	(638.8)
Cash consideration for non-controlling interests	(109.9)	(47.3)	(58.3)
Net cash inflow/(outflow)	440.3	(228.8)	(697.1)

Notes

[1]	In 2018, cash and cash equivalents acquired comprises £11.3 million from acquisitions offset by £15.1 million from disposals.
[2]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buy-backs:
	2018 £m	2017 £m	2016 £m
Purchase of own shares by ESOP Trusts	(102.8)	(214.6)	(152.9)
Shares purchased into treasury	(104.3)	(289.6)	(274.5)
Net cash outflow	(207.1)	(504.2)	(427.4)

Net (decrease)/increase in borrowings:
	2018 £m	2017 £m	2016 £m
(Decrease)/increase in drawings on bank loans	(819.3)	785.6	(30.4)
Proceeds from issue of €250 million bonds	218.8	214.0	–
Proceeds from issue of €500 million bonds	438.0	–	–
Repayment of €252 million bonds	(220.0)	–	–
Partial repayment of $300 million bonds	(20.8)	–	–
Partial repayment of $500 million bonds	(37.3)	–	–
Repayment of £400 million bonds	–	(400.0)	–
Proceeds from issue of £400 million bonds	–	–	400.0
Repayment of €498 million bonds	–	–	(392.1)
Net cash (outflow)/inflow	(440.6)	599.6	(22.5)

Cash and cash equivalents:
	2018 £m	2017 £m	2016 £m
Cash at bank and in hand	2,010.8	2,049.6	2,256.2
Short-term bank deposits	632.4	341.8	180.7
Overdrafts[1]	(442.0)	(393.2)	(534.3)
	2,201.2	1,998.2	1,902.6

Note

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.

The Group considers that the carrying amount of cash and cash equivalents approximates their fair value.